Financial Risk Management and Financial Instruments - Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Liquidity Risk [Line Items]
Short term investments	€ 915	€ 1,032
Liquidity Position
Disclosure Of Liquidity Risk [Line Items]
Short term investments	915	1,032
Short term deposits	307	122
Cash at bank and on hand	584	355
Total surplus liquidity	1,806	1,509
Liquidity position	€ 1,806	€ 1,509